Taxes - Schedule of detailed information about effective income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net income before tax	$ 4,039	$ 31,759
Expected income tax (expense) recovery based on statutory rate	(1,070)	(8,416)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(15,023)	(9,722)
Tax effect of unrecognized temporary differences and tax losses	(1,442)	(3,465)
Tax incentives and tax loss benefit not previously recognized	4,581	8,712
Effect of tax rates in foreign jurisdictions	6,636	4,971
Foreign exchange	53	(1,268)
Income tax (expense)	$ (6,265)	$ (9,188)